PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property Plant and Equipment Net) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,261,697		¥ 1,274,814		$ 193,919
Less: accumulated depreciation	(407,964)		(432,884)		(62,703)
Property, plant and equipment before impairment	853,733		841,930		131,216
Impairment charges	(31,437)	$ (4,832)	(7,619)	¥ (4,220)
Property, plant and equipment after impairment	793,571		775,338		121,970
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	230,273		227,196		35,392
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	668,169		899,281		102,696
Electronic and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,864		15,804		2,592
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,361		2,621		363
Leasehold Improvement and Building Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,771		7,277		2,270
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 329,259		¥ 122,635		$ 50,606